Operating expenses - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employee	Jun. 30, 2022 EUR (€) employee
Disclosure Of Operating Expenses
Payment of advisory fees	€ 1,400
Number of employees | employee	101	103
Expense from share-based payment transactions with employees	€ 1,349	€ 1,360
Pharmaengine
Disclosure Of Operating Expenses
Contract termination indemnities	0	€ 963
R&D
Disclosure Of Operating Expenses
Increase in purchases, sub-contracting and other expenses	1,400
Increase in employee benefit expense	€ 200
Percentage of increase in employee benefit expense	3.00%
Number of employees | employee	71
SG&A
Disclosure Of Operating Expenses
Increase in employee benefit expense	€ 100
Percentage of increase in employee benefit expense	1.00%
Increase in purchases, fees, and other expenses	€ 1,100
Number of employees | employee	30